JPMORGAN SMARTRETIREMENT FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Income Fund
JPMorgan SmartRetirement® 2025 Fund
JPMorgan SmartRetirement® 2030 Fund
JPMorgan SmartRetirement® 2035 Fund
JPMorgan SmartRetirement® 2040 Fund
JPMorgan SmartRetirement® 2045 Fund
JPMorgan SmartRetirement® 2050 Fund
JPMorgan SmartRetirement® 2055 Fund
JPMorgan SmartRetirement® 2060 Fund
JPMORGAN TRUST IV
JPMorgan SmartRetirement® 2065 Fund
JPMorgan SmartRetirement® 2070 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 4, 2026 to the current Summary Prospectuses and
Prospectuses dated November 1, 2025, as supplemented
Reorganization of JPMorgan SmartRetirement® 2025 Fund into JPMorgan SmartRetirement® Income Fund. The JPMorgan SmartRetirement 2025 Fund (the “2025 Fund”) has changed its asset allocations over time in accordance with its glide path. Since the 2025 Fund’s target retirement date (2025) has passed, the 2025 Fund has reached the end of its glide path and its target allocations are the same as those of the JPMorgan SmartRetirement Income Fund (the “Income Fund”). As described in the Funds’ prospectuses, once the target allocations of the 2025 Fund are substantially the same as those of the Income Fund, the 2025 Fund may be merged into the Income Fund upon the approval of the Board of Trustees of JPMorgan Trust I (the “Trust”). As previously supplemented on January 7, 2026, the Board of Trustees has approved the reorganization of the 2025 Fund into the Income Fund (the “Reorganization”). The Reorganization will consist of (1) the transfer of all or substantially all of the 2025 Fund’s assets, subject to its liabilities, to the Income Fund in exchange for Income Fund shares; and (2) the distribution of Income Fund shares to 2025 Fund shareholders in complete liquidation of the 2025 Fund. The Reorganization does not require shareholder approval.
The Board of Trustees, including the Independent Trustees, carefully considered the proposed Reorganization and determined that it is in the best interests of each Fund and would not dilute the interests of either Fund’s shareholders. Among other factors, the Board noted that, as of November 1, 2025, the investment objectives and main investment strategies of the two Funds are the same in all material respects and that the estimated annual fund operating expense ratios, on a net fee basis, for the Income Fund immediately following the Reorganization are less than or equal to the current expense ratios for the corresponding classes of the 2025 Fund.
The Reorganization is expected to occur on or about October 2, 2026, or on such later date as the officers of the Trust determine (the “Closing Date”). Purchases of the 2025 Fund shares will be accepted up to and including the Closing Date. After the close of business on the Closing Date, each 2025 Fund shareholder will become the owner of a number of full and fractional shares of the Income Fund of the same class of shares of the 2025 Fund that they held in the 2025 Fund immediately prior to the Reorganization and will no longer own shares of the 2025 Fund. The number of full and fractional shares of the Income Fund a 2025 Fund shareholder will receive in the Reorganization will be equal in value to the value of such shareholder’s shares in the 2025 Fund as of the close of business of the NYSE (normally 4 p.m. ET), on the Closing Date, on a class‑by‑class basis. All issued and outstanding shares of the 2025 Fund will simultaneously be canceled on the books of the 2025 Fund. 2025 Fund shareholders who do not wish to own Income Fund shares may: (1) redeem 2025 Fund shares or (2) exchange 2025 Fund shares for shares of another J.P. Morgan Fund prior to the Closing Date by contacting us at 1‑800‑480‑4111.
It is anticipated that the Reorganization will qualify as a tax‑free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization.

SUP‑SR‑826

Comparison of the Funds
This section compares certain important aspects of the two Funds. It provides a summary only. For additional information about the Funds, please refer to the Funds’ prospectuses and Statement of Additional Information, which are available at www.jpmorganfunds.com or by calling us at 1‑800‑480‑4111.
Investment Objectives and Policies
The investment objective of the 2025 Fund and the Income Fund are identical in all material respects as of November 1, 2025. The 2025 Fund’s investment objective is to seek total return with a shift to current income and some capital appreciation over time as the 2025 Fund approaches and passes its target retirement year. Because the 2025 target date has passed, the 2025 Fund has shifted to an objective of seeking current income and some capital appreciation. The Income Fund’s investment objective is to seek current income and some capital appreciation.
The investment strategies of the 2025 Fund and the Income Fund are identical in all material respects as of November 1, 2025. Both Funds are designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds. The 2025 Fund and the Income Fund implement their investment strategies in the same manner. The Funds have the same target allocations, which represents how the Funds’ adviser, J.P. Morgan Investment Management, Inc., believes the Funds’ investments should be allocated among asset classes over the long term, and the same ability to modify existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time through a combination of positions in underlying funds and direct investments. In addition, each Fund has the same ability to invest directly in securities and other financial instruments, such as derivatives.
The investment objective for each Fund is fundamental, which means it cannot be changed without the approval of Fund shareholders. The Funds’ fundamental policies (i.e., those investment policies that cannot be changed without the approval of Fund shareholders) are identical in all material respects.
Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements
The distribution and shareholder servicing arrangements for each class of the Funds are identical in all material respects.
Comparison of Purchase, Redemption and Exchange Policies and Procedures
The purchase, redemption and exchange policies and procedures for each class of the Funds are identical in all material respects.

Comparison of Fees and Expenses
The total annual operating expenses (after fee waivers and expense reimbursements) for the Income Fund are less than or equal to those expenses for the 2025 Fund on a class by class basis for all classes of shares. Each Fund has Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. A table comparing the annual operating expenses of the 2025 Fund and Income Fund is set forth below:

2025 Fund

	A	C	I	R2	R3	R4	R5	R6
Management Fees	NONE	NONE	NONE	NONE	NONE	NONE	NONE	NONE

Distribution (Rule 12b‑1) Fees	0.25%	0.75%	NONE	0.50%	0.25%	NONE	NONE	NONE

Other Expenses	0.28%	0.29%	0.27%	0.27%	0.27%	0.27%	0.12%	0.02%

Service Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%	NONE

Remainder of Other Expenses	0.03%	0.04%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%

Acquired Fund (Underlying Fund) Fees and Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%

Total Annual Fund Operating Expenses	0.88%	1.39%	0.62%	1.12%	0.87%	0.62%	0.47%	0.37%

Fee Waivers and/or Expense Reimbursements[1]	-0.09%	-0.04%	-0.02%	-0.02%	-0.02%	-0.02%	-0.02%	-0.02%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.79%	1.35%	0.60%	1.10%	0.85%	0.60%	0.45%	0.35%

Income Fund

	A	C	I	R2	R3	R4	R5	R6
Management Fees	NONE	NONE	NONE	NONE	NONE	NONE	NONE	NONE

Distribution (Rule 12b‑1) Fees	0.25%	0.75%	NONE	0.50%	0.25%	NONE	NONE	NONE

Other Expenses	0.29%	0.28%	0.27%	0.27%	0.29%	0.27%	0.12%	0.02%

Service Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%	NONE

Remainder of Other Expenses	0.04%	0.03%	0.02%	0.02%	0.04%	0.02%	0.02%	0.02%

Acquired Fund (Underlying Fund) Fees and Expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%

Total Annual Fund Operating Expenses	0.88%	1.37%	0.61%	1.11%	0.88%	0.61%	0.46%	0.36%

Fee Waivers and/or Expense Reimbursements[1]	-0.19%	-0.05%	-0.04%	-0.02%	-0.04%	-0.02%	-0.02%	-0.02%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.69%	1.32%	0.57%	1.09%	0.84%	0.59%	0.44%	0.34%

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed, with respect to the 2025 Fund: 0.44%, 1.00%, 0.25%, 0.75%, 0.50%, 0.25%, 0.10% and 0.00% of the average daily net assets of Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively, and with respect to the Income Fund: 0.35%, 0.98%, 0.23%, 0.75%, 0.50%, 0.25%, 0.10% and 0.00% of the average daily net assets of Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
The discussion and table above compare the current total annual operating expenses (both gross and net) of each Fund as of November 1, 2025.
The net expense ratio for each class of the Income Fund immediately following the Reorganization is expected to be less than or equal to that of the respective class of the 2025 Fund immediately prior to the Reorganization. In addition, the Service Providers have contractually agreed to waive their fees and/or reimburse the expenses of the Income Fund, as needed, in order to maintain the total annual fund operating expenses after fee waivers and expense reimbursements (excluding acquired fund fees and expenses (underlying fund), other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) of Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares of the Income Fund immediately following the Reorganization at a level less than or equal to that in effect for the Income Fund in the table above for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These contractual fee waivers and/or reimbursements will stay in effect until October 31, 2026. There is no guarantee that such waivers and/or reimbursements will be continued after October 31, 2026. The expenses of the Income Fund’s classes may be higher than disclosed if the expense limitation expires after October 31, 2026.
Additional Tax Information
Currently, neither Fund has a capital loss carry forward and therefore no capital loss carryforwards are expected to subject to limitation. 2025 will distribute any undistributed capital gains and net investment income prior to the reorganization, which may be taxable to shareholders.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE